Warrants and Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Warrant Outstanding

The following tables summarize all warrants outstanding as of March 31, 2025 and December 31, 2024, and the related changes during the period. Exercise price is the weighted average for the respective warrants at end of period.

	Number of	Wtd. Average
	Warrants	Exercise Price

Balance at December 31, 2023	14,751,835	$2.00
Warrants cancelled in the Bigger Settlement	(1,656,050)	(1.40)
Warrants issued in the Bigger Settlement	5,332,889	0.43
Warrants issued in a private placement	3,370,787	0.89
Warrants converted into common stock	(2,996,127)	(1.32)
Warrants issued in a private placement	2,753,304	0.45
Balance at December 31, 2024 and March 31, 2025	21,556,638	$1.80

Warrants Exercisable at December 31, 2024 and March 31, 2025	21,556,638	$1.80

The following tables summarize all warrants outstanding as of December 31, 2024 and 2023, and the related changes during the period. Exercise price is the weighted average for the respective warrants at end of period.

	Number of Warrants	Wtd. Average Exercise Price

Balance at December 31, 2022	15,958,126	1.81
Warrants issued in Public Offering	9,260,554	0.93
Warrants issued for services	1,000,000	2.69
Warrants exercised in connection with Convertible notes	(1,200,000)	(0.93)
Warrants exercised in connection with PIPE	(10,266,845)	(0.93)
Balance at December 31, 2023	14,751,835	$2.00
Warrants cancelled in the Bigger Settlement	(1,656,050)	(1.40)
Warrants issued in the Bigger Settlement	5,332,889	0.43
Warrants issued in a private placement	3,370,787	0.89
Warrant conversions	(2,996,127)	(1.32)
Balance at December 31, 2024	18,803,334	$1.52

Warrants Exercisable at December 31, 2024	18,803,334	$1.52

Schedule of Option Outstanding

	Options	Wtd. Ave. Ex Price
Balance at December 31, 2022	7,515,166	$1.19
Options exercised	-	-
Options Granted	550,000	0.91
Balance at December 31, 2023	8,065,166	1.17
Options exercised	(219,000)	(0.42)
Options Granted	10,675,000	1.99
Balance at December 31, 2024	18,521,166	$1.65

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

The fair value of these options were measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date. For options granted to employes, we use a plain vanilla Black-Scholes calculation to calculate fair value with standard market inputs.

	Number of	Term		Grant	Market Price on Volatility
Reporting Date	Options	(Years)	Exercise Price	Date	Percentage	Fair Value
1/16 – 6/26/24	5,555,000	2.5	$1.06 – 1.96	$1.06 – 1.96	119% - 121%	$6,734,613
1/17 – 9/10/24	5,120,000	5-10	$1.00 – 2.37	$1.00 – 2.37	155% - 162%	10,637,831

The fair value of these options was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

	Number of	Term		Grant	Market Price on Volatility
Reporting Date	Options	(Years)	Exercise Price	Date	Percentage	Fair Value
7/10-8/18/23	450,000	3-5	$0.46-1.13	$0.46-1.13	158-160%	$271,547

Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

				Market
	Relative	Term	Exercise	Price on	Volatility	Risk-free
Reporting Date	Fair Value	(Years)	Price	Grant Date	Percentage	Rate
1/17/25	$2,732,329	5	$0,4348	$0,5435	161%	0.0442

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

	Number of	Term	Exercise	Market Price on Grant	Volatility
Reporting Date	Options	(Years)	Price	Date	Percentage	Fair Value

1/17 - 3/27/24	4,745,000	5	$2.19 - 2.37	$2.19 - 2.37	155–162%	$10,278,150
1/16 - 3/11/24	5,420,000	5 - 10	$1.57 – 1.96	$1.57 – 1.96	119-121%	$6,633,848
02/21/25	500,000	5	$0.45	$0.42	161-162%	$205,165

Reporting Date	Relative Fair Value	Term (Years)	Exercise Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
1/17/25	$2,732,329	5	$0,4348	$0,5435	161%	0.0442

PIPE Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

	Relative	Term	Exercise	Market Price on Grant	Volatility	Risk-free
Reporting Date	Fair Value	(Years)	Price	Date	Percentage	Rate
01/23/23	$2,311,614	3	$1.00	$0.65	287%	0.0388
01/23/23	$2,602,996	5	$1.00	$0.65	371%	0.0361

Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

	Relative	Term		Market Price on	Volatility	Risk-free
Reporting Date	Fair Value	(Years)	Exercise Price	Grant Date	Percentage	Rate
08/10-08/21/23	$364,960	5	$1.00 -1.40	$0.87-1.18	151%	0.0421-0465
10/05/23	$545,703	5	$1.00-6.00	$1.05	152%	.0468